Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Net (loss) income	$ (5,948)	$ 15,337
Other comprehensive (loss) income, before tax
Foreign currency translation adjustments	(9,276)	(16,524)
Unrealized (loss) gain on available for sale securities	(52)	145
Derivative financial instruments revaluation	15	(780)
Total other comprehensive loss, before tax	(9,313)	(17,159)
Income tax benefit on comprehensive loss	18	222
Other comprehensive loss, net of tax	(9,295)	(16,937)
Comprehensive income attributable to the non-controlling interests	(1,465)	(57)
Comprehensive loss attributable to common shareholders	$ (16,708)	$ (1,657)